Voya Index Solution 2055 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2055 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,170
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	570
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	874
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,052